RESTATEMENT OF THE PREVIOUSLY ISSUED AUDITED CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF THE PREVIOUSLY ISSUED AUDITED CONSOLIDATED FINANCIAL STATEMENTS
RESTATEMENT OF THE PREVIOUSLY ISSUED AUDITED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 35 — RESTATEMENT OF THE PREVIOUSLY ISSUED AUDITED CONSOLIDATED FINANCIAL STATEMENTS

The financial statements have been restated to reflect the correction to the accounting policy for common control business combinations as discussed in Note 2 for the following common control business combinations:

●	acquisition of Entrepreneur Resorts Pte Ltd (“ERPL”) by Entrepreneur Resorts Ltd (“ER”) in May 2017
●	acquisition of Wealth Dynamics Pte Ltd (“WD”) by Genius Group Ltd (“GG”) on August 30, 2019
●	acquisition of Entrepreneur Resorts Ltd (“ER”) by Genius Group Ltd (“GG”) on June 30, 2020

The impact of the restatement on the Consolidated Statements of Financial Position as of December 31, 2020 and 2019 and the Consolidated Statements of Operations and Comprehensive Loss, Consolidated Statements of Changes in Stockholders’ Equity and Consolidated Statements of Cash Flows for the years then ended is presented in the tables below.

As of and for the year ended December 31, 2020

●	increase in Property and equipment $346,144, being reversal of translation adjustment on ER acquisition and subsequent depreciation
●	reduction in Goodwill of $17,437,545 to remove increase in valuation arising from ERPL, WD and ER acquisitions
●	reduction in Intangible assets of $19,736,335 to remove increase in valuation arising from WD and ER acquisitions and subsequent amortization
●	reduction in Deferred tax liability of $3,291,521 relating to Intangible assets on WD and ER acquisitions and subsequent amortization
●	the recording of a $33,900,850 reduction to reserves account being the excess of purchase consideration over book value of net assets on ERPL, WD and ER acquisitions
●	reduction in Cost of revenue of $569,733 being reduction in amortization of intangible assets
●	reduction in Income tax benefit of $285,331 being reduction in amortization of deferred tax liability
●	increase in Non-controlling interest of $5,869 as a result of reduction in Net loss
●	reduction in Basic and diluted loss per share from continuing operations of $0.02 as a result of reduction in Net loss

As of and for the year ended December 31, 2019

●	reduction in Goodwill of $8,778,904 to remove increase in valuation arising from ERPL and WD acquisitions
●	reduction in Intangible assets of $5,243,333 to remove increase in valuation arising from WD acquisition and subsequent amortization
●	reduction in Deferred tax liability of $581,134 relating to Intangible assets on WD acquisition and subsequent amortization
●	the recording of a $13,521,337 reduction to reserves account being the excess of purchase consideration over book value of net assets on ERPL and WD acquisitions
●	reduction in Cost of revenue of $96,667 being reduction in amortization of intangible assets
●	reduction in Income tax benefit of $16,433 being reduction in amortization of deferred tax liability
●	reduction in Basic and diluted loss per share from continuing operations of $0.01 as a result of reduction in Net loss

	As previously
	reported	Adjustments	Restated
	$	$	$
Statement of financial position
As of December 31, 2020
Property and equipment	7,250,846	346,144	7,596,990
Goodwill	18,647,498	(17,437,545)	1,209,953
Intangible assets	20,741,249	(19,736,335)	1,004,914
Total Assets	53,785,449	(36,827,736)	16,957,713
Deferred tax liability	4,166,946	(3,291,521)	875,425
Total Liabilities	12,543,145	(3,291,521)	9,251,624
Reserves	1,788,051	(33,900,850)	(32,112,799)
Accumulated deficit	(9,526,614)	358,766	(9,167,848)
Capital and reserves attributable to owners of Genius Group Ltd	40,991,019	(33,542,084)	7,448,935
Non-controlling interest	251,285	5,869	257,154
Total Stockholder’s Equity.	41,242,304	(33,536,215)	7,706,089
Total Liabilities and Stockholder’s Equity	53,785,449	(36,827,736)	16,957,713
As of December 31, 2019
Goodwill	9,988,857	(8,778,904)	1,209,953
Intangible assets.	6,165,712	(5,243,333)	922,379
Total assets	31,582,385	(14,022,237)	17,560,148
Deferred tax liability	1,317,779	(581,134)	736,645
Total liabilities	12,810,585	(581,134)	12,229,451
Reserves	(323,067)	(13,521,337)	(13,844,404)
Accumulated deficit	(6,130,926)	80,234	(6,050,692)
Capital and reserves attributable to owners of Genius Group Ltd	18,771,800	(13,441,103)	5,330,697
Total Stockholder’s Equity	18,771,800	(13,441,103)	5,330,697
Total Liabilities and Stockholder’s Equity	31,582,385	(14,022,237)	17,560,148
Statement of profit or loss and other comprehensive income
For the year ended December 31, 2020
Cost of Revenue	(4,703,841)	569,733	(4,134,108)
Gross profit	2,929,935	569,733	3,499,668
Loss from Operations	(3,250,582)	569,733	(2,680,849)
Loss Before Income Tax	(3,692,802)	569,733	(3,123,069)
Income tax benefit (expense)	216,086	(285,331)	(69,245)
Net (loss)	(3,476,716)	284,402	(3,192,314)
Non-controlling interest	(63,065)	5,869	(57,196)
Total Comprehensive (loss)	(1,347,635)	284,402	(1,063,233)
Basic and diluted earnings (loss) per share from continuing operations	(0.27)	0.02	(0.25)
For the year ended December 31, 2019
Cost of Revenue	(5,120,969)	96,667	(5,024,302)
Gross profit	4,828,088	96,667	4,924,755
Loss from Operations	(1,135,540)	96,667	(1,038,873)
Loss Before Income Tax	(1,215,676)	96,667	(1,119,009)
Income tax benefit (expense)	(94,877)	(16,433)	(111,310)
Net (loss)	(1,310,553)	80,234	(1,230,319)
Total Comprehensive Income (loss)	(1,618,725)	80,234	(1,538,491)
Basic and diluted earnings (loss) per share from continuing operations.	(0.15)	0.01	(0.14)
Statement of changes in equity
For the year ended December 31, 2020
Non-controlling interest.	251,285	5,869	257,154
Reserves	1,788,051	(33,900,850)	(32,112,799)
Accumulated losses	(9,526,614)	358,766	(9,167,848)
Total Equity	41,242,304	(33,536,215)	7,706,089
For the year ended December 31, 2019
Reserves.	(323,067)	(13,521,337)	(13,844,404)
Accumulated deficit	(6,130,926)	80,234	(6,050,692)
Total Equity	18,771,800	(13,441,103)	5,330,697
Statement of cash flows
For the year ended December 31, 2020
Net loss	(3,476,716)	284,402	(3,192,314)
Amortization of deferred tax liability	(166,396)	97,588	(68,808)
Deferred tax liability	(49,691)	187,743	138,052
Depreciation and amortization	2,140,326	(569,733)	1,570,593
Total adjustments to reconcile net loss to net cash used in
operating activities.	1,349,503	(284,402)	1,065,101
For the year ended December 31, 2019
Net loss before income tax	(1,310,553)	80,234	(1,230,319)
Amortization of deferred tax liability	(16,433)	16,433	—
Depreciation and amortization	1,358,775	(96,667)	1,262,108
Total adjustments to reconcile net loss to net cash used in operating activities	24,913	(80,234)	(55,321)